Fair Value of Assets and Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 5,602,738,000	$ 6,139,925,000
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	7,500,000	26,500,000	24,100,000
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	(1,223,000)	22,473,000	28,369,000
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	(297,000)	(142,000)	(156,000)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	9,000,000	4,100,000	(4,200,000)
Capital Gain [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	(7,900,000)	16,300,000	16,500,000
Investment Income [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	6,700,000	6,200,000	11,900,000
Fixed income securities - non-binding broker quotes
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 308,900,000	$ 310,100,000